Other assets-Other / Other liabilities	12 Months Ended
Mar. 31, 2019
Other assets-Other / Other liabilities [Abstract]
Other assets-Other / Other liabilities

10. Other assets—Other / Other liabilities:

The following table presents components of Other assets—Other and Other liabilities in the consolidated balance sheets as of March 31, 2018 and 2019.

	Millions of yen
	March 31
	2018	2019
Other assets—Other:
Securities received as collateral	¥301,072	¥282,656
Goodwill and other intangible assets	99,455	19,792
Deferred tax assets	16,135	15,026
Investments in equity securities for other than operating purposes(1)	192,819	175,015
Prepaid expenses	14,561	14,544
Other	284,092	241,058

Total	¥908,134	¥748,091

Other liabilities:
Obligation to return securities received as collateral	¥301,072	¥282,656
Accrued income taxes	34,181	11,898
Other accrued expenses and provisions	448,423	401,408
Other	166,858	162,905

Total	¥950,534	¥858,867

(1)

Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of ¥63,132 million and ¥129,687 million respectively, as of March 31, 2018, and ¥45,712 million and ¥129,303 million respectively, as of March 31, 2019. These securities are carried at fair value, with changes in fair value recognized within Revenue—Other in the consolidated statements of income.

Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment during the fourth quarter of each fiscal year, or more often if events or circumstances, such as adverse changes in the business climate, indicate there may be impairment.

The following table presents changes in goodwill, which are reported in the consolidated balance sheets within Other assets—Other for the years ended March 31, 2018 and 2019.

	Millions of yen
	Year ended March 31, 2018
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment	Other(1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥91,753	¥(11,817)	¥79,936	¥2,504	¥—	¥(4,390)	¥89,492	¥(11,442)	¥78,050
Other	471	—	471	—	—	2	473	—	473

Total	¥92,224	¥(11,817)	¥80,407	¥2,504	¥—	¥(4,388)	¥89,965	¥(11,442)	¥78,523

	Millions of yen
	Year ended March 31, 2019
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment(2)	Other(1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥89,492	¥(11,442)	¥78,050	¥—	¥(81,372)	¥3,322	¥92,814	¥(92,814)	¥—
Other	473	—	473	—	—	1	474	—	474

Total	¥89,965	¥(11,442)	¥78,523	¥—	¥(81,372)	¥3,323	¥93,288	¥(92,814)	¥474

(1)	Includes currency translation adjustments.
(2)

For the year ended March 31, 2019, Nomura recognized impairment losses on goodwill of ¥81,372 million within the Wholesale segment. Nomura performed an impairment test based on recent Wholesale performance and changes in the operating environment, and impaired goodwill within the Wholesale segment. As a result, the balance of goodwill within the Wholesale segment as of March 31, 2019 was ¥nil. These impairment losses were recorded within Non-interest expense—Other in the consolidated statements of income. The fair values were determined based on a DCF method.

The following table presents finite-lived intangible assets by type as of March 31, 2018 and 2019.

	Millions of yen
	March 31, 2018			March 31, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥62,577	¥(51,066)	¥11,511	¥64,381	¥(54,686)	¥9,695
Other	1,030	(162)	868	1,050	(280)	770

Total	¥63,607	¥(51,228)	¥12,379	¥65,431	¥(54,966)	¥10,465

Amortization expenses for the years ended March 31, 2017, 2018 and 2019 were ¥4,535 million, ¥3,324 million and ¥2,504 million, respectively. Estimated amortization expenses for the next five years are shown below.

Millions of yen
Year ending March 31	Estimated amortization expense
2020	¥3,328
2021	3,154
2022	2,660
2023	188
2024	181

The amounts of indefinite-lived intangibles, which primarily includes trademarks, were ¥8,553 million and ¥8,853 million as of March 31, 2018 and 2019, respectively.